UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oak Hill REIT Management LLC
Address: 4400 MacArthur Blvd. Suite 740
         Newport Beach, CA  92660

13F File Number:  28-12287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Herold
Title:     Vice President
Phone:     949-975-0500

Signature, Place, and Date of Signing:

     /s/ John Herold     Newport Beach, CA/USA     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $106,874 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109     5508   240000 SH       SOLE                   240000        0        0
AMERICAN CAMPUS CMNTYS INC     COM              024835100     3359   125100 SH       SOLE                   125100        0        0
AVALONBAY CMNTYS INC           COM              053484101      837    11514 SH       SOLE                    11514        0        0
BOSTON PROPERTIES INC          COM              101121101     4448    67856 SH       SOLE                    67856        0        0
BRANDYWINE RLTY TR             SH BEN INT NEW   105368203     5724   518519 SH       SOLE                   518519        0        0
BRE PROPERTIES INC             CL A             05564E106     5853   187004 SH       SOLE                   187004        0        0
COLONIAL PPTYS TR              COM SH BEN INT   195872106     2278   234164 SH       SOLE                   234164        0        0
COUSINS PPTYS INC              COM              222795106     7190   868359 SH       SOLE                   868359        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108     4934   115314 SH       SOLE                   115314        0        0
EXTRA SPACE STORAGE INC        COM              30225T102     2701   256002 SH       SOLE                   256002        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     4635    75519 SH       SOLE                    75519        0        0
HCP INC                        COM              40414L109     8366   291098 SH       SOLE                   291098        0        0
KILROY RLTY CORP               COM              49427F108     2590    93376 SH       SOLE                    93376        0        0
MACERICH CO                    COM              554382101     8532   281317 SH       SOLE                   281317        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104     7011   226241 SH       SOLE                   226241        0        0
NRDC ACQUISITION CORP          COM              62941R102      524    50700 SH       SOLE                    50700        0        0
POST PPTYS INC                 COM              737464107     5947   330372 SH       SOLE                   330372        0        0
PROLOGIS                       SH BEN INT       743410102     3612   303024 SH       SOLE                   303024        0        0
PUBLIC STORAGE                 COM              74460D109      534     7100 SH       SOLE                     7100        0        0
SIMON PPTY GROUP INC NEW       COM              828806109     3724    53637 SH       SOLE                    53637        0        0
SPDR TR                        UNIT SER 1       78462F103    15807   149700 SH       SOLE                   149700        0        0
TAUBMAN CTRS INC               COM              876664103     2760    76500 SH       SOLE                    76500        0        0